Note Employee benefits - Additional information (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2018
Fair Value, Transfers Between Level 1 and Level 2, Description and Policy [Abstract]
Transfers in or out of Level 3	$ 0	$ 0
Transfers in or out of Level 2	0	0	$ 0
Transfers in or out of Level 1	$ 0	0	0
Pensions and Benefit Restoration Plans
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Defined Benefit Plans, General Information	BPPR’s non-contributory, defined benefit retirement plan is currently closed to new hires and the accrual of benefits are frozen to all participants. The retirement plan’s benefit formula is based on a percentage of average final compensation and years of service as of the plan freeze date. Normal retirement age under the retirement plans is age 65 with 5 years of service. Pension costs are funded in accordance with minimum funding standards under the Employee Retirement Income Security Act of 1974 (“ERISA”). Benefits under the BPPR retirement plan are subject to the U.S. and Puerto Rico Internal Revenue Code limits on compensation and benefits. Benefits under restoration plans restore benefits to selected employees that are limited under the retirement plan due to U.S. and Puerto Rico Internal Revenue Code limits and a compensation definition that excludes amounts deferred pursuant to nonqualified arrangements. The freeze applied to the restoration plan as well.
Postretirement Health Care Benefit Plan
Fair Value, Transfers Between Level 1 and Level 2, Description and Policy [Abstract]
Total contribution expected to be paid for pension or postretirement benefit plan				$ 6,300
Savings Plans
Fair Value, Transfers Between Level 1 and Level 2, Description and Policy [Abstract]
Savings Plans	$ 58,400	78,800
Savings Plans Contributions	$ 10,000	$ 8,800	$ 6,400
Savings Plans Stocks Held	1,644,706	1,797,267